Offerings	Jul. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 48,337,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,675.41
Offering Note	1a. Includes the aggregate offering price of shares subject to the underwriters' option to purchase additional shares of our common stock to cover over-allotments, if any. 1b. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 75,000,000.00
Amount of Registration Fee	$ 10,357.50